share-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
share-based compensation
Schedule of share-based compensation expense

Years ended December 31 (millions)		2025			2024
			Associated	Statement		Associated	Statement
		Employee	operating	of cash	Employee	operating	of cash
		benefits	cash	flows	benefits	cash	flows
	Note	expense [1]	outflows	adjustment	expense	outflows	adjustment
Restricted share units	(b)	$152	$(10)	$142	$164	$(14)	$150
Employee share purchase plan	(c)	22	(22)	—	34	(34)	—
Share option awards	(d)	2	—	2	1	—	1
		$176	$(32)	$144	$199	$(48)	$151
TELUS technology solutions [2]		$131	$(23)	$108	$137	$(42)	$95
TELUS health [2]		17	—	17	13	—	13
TELUS digital experience [3]		28	(9)	19	49	(6)	43
		$176	$(32)	$144	$199	$(48)	$151

1	Within employee benefits expense (see Note 8) for the year ended December 31, 2025, restricted share units expense of $152 (2024 – $160) is presented as share-based compensation expense and the balance is included in restructuring costs (see Note 16) of the TELUS technology solutions segment.
2	Comparative amounts have been adjusted for change in segmentation (see Note 5).
3	During the three-month period ended June 30, 2024, the written put options in respect of non-controlling interests associated with the WillowTree acquisition were renegotiated, which resulted in: a change in provisions for business combinations; the institution of a maximum payout for the non-controlling interests associated with the WillowTree acquisition; and the awarding of share-based compensation. The expense (recovery) associated with these awards was $(1) (2024 – $21) for the year ended December 31, 2025.

TELUS Corporation restricted share units
share-based compensation
Schedule of restricted share units

As at December 31	2025	2024
Restricted share units without market performance conditions
Restricted share units with service conditions only	12,212,381	6,896,228
Notional subset affected by non-market performance conditions	1,148,939	556,308
	13,361,320	7,452,536
Restricted share units with market performance conditions
Notional subset affected by relative total shareholder return performance condition	1,330,323	1,513,481
Number of non-vested restricted share units	14,691,643	8,966,017

			Weighted
	Number of restricted		average
	share units [1]		grant-date
	Non-vested	Vested	fair value
Outstanding, January 1, 2024
Non-vested	6,198,319	—	$28.68
Vested	—	32,521	$28.97
Granted
Initial award	4,471,168	—	$23.88
In lieu of dividends	633,807	2,289	$21.81
Vested	(3,207,355)	3,207,355	$29.68
Settled
In equity	—	(2,828,666)	$30.05
In cash	—	(380,776)	$27.18
Forfeited	(643,403)	—	$26.21
Outstanding, December 31, 2024
Non-vested	7,452,536	—	$25.03
Vested	—	32,723	$26.17
Granted
Initial award	5,358,279	—	$21.59
In lieu of dividends	870,210	2,606	$20.99
Vested	(3,672,568)	3,672,568	$23.61
Settled
In equity	—	(3,553,739)	$23.50
In cash	—	(100,639)	$28.16
Forfeited	(605,692)	—	$24.53
Exchange of restricted share units due to privatization of TELUS International (Cda) Inc. (Note 28(b))	3,958,555	—	$20.57
Outstanding, December 31, 2025
Non-vested	13,361,320	—	$21.88
Vested	—	53,519	$23.69

1	Excluding the notional subset of restricted share units affected by the relative total shareholder return performance condition.

TELUS International (Cda) Inc. restricted share units
share-based compensation
Schedule of restricted share units

			Weighted
	Number of restricted		average
	share units		grant-date
	Non-vested	Vested	fair value
Outstanding, January 1, 2024	2,615,746	—	US$	21.36
Granted – initial award	19,933,019	528,234	US$	5.30
Vested	(1,187,336)	1,187,336	US$	16.85
Settled in equity	—	(1,715,570)	US$	12.72
Forfeited	(1,180,493)	—	US$	12.51
Outstanding, December 31, 2024	20,180,936	—	US$	6.33
Granted – initial award	9,772,565	—	US$	2.91
Vested	(3,964,562)	3,964,562	US$	7.09
Settled in equity	—	(3,957,585)	US$	7.10
Forfeited	(5,085,830)	(6,977)	US$	5.11
Exchange of restricted share units due to privatization of TELUS International (Cda) Inc. (Note 28(b))	(20,903,109)	—	US$	4.88
Outstanding, December 31, 2025	—	—	US$	—

TELUS Corporation share options awards
share-based compensation
Schedule of stock options awards

Year ended December 31	2025		2024
	Number of	Weighted	Number of	Weighted
	share	average share	share	average share
	options	option price [1]	options	option price
Outstanding, beginning of period	1,519,501	$22.45	1,778,901	$22.35
Exercised [2]	(45,747)	$21.20	(101,700)	$21.29
Forfeited	(83,600)	$22.69	(157,700)	$22.08
Exchange of share options due to privatization of TELUS International (Cda) Inc. (Note 28(b))	697,454	$20.57	—	—
Outstanding, end of period	2,087,608	$22.48	1,519,501	$22.45
Exercisable, end of period	1,390,154	$22.48	1,519,501	$22.45

1	The weighted average remaining contractual life is 1.5 years.
2	For the year ended December 31, 2025, the weighted average price at the dates of exercise was $22.36 (2024 – $23.24).

TELUS International (Cda) Inc. share options awards
share-based compensation
Schedule of stock options awards

The following table presents a summary of the activity related to TELUS International (Cda) Inc. share options (such share options being exchanged due to privatization, as discussed further in Note 28(b)).

Year ended December 31	2025			2024
	Number of	Weighted		Number of	Weighted
	share	average share		share	average share
	options	option price		options	option price
Outstanding, beginning of period	5,352,728	US$	6.53	2,536,783	US$	10.39
Granted	—	US$	—	2,909,788	US$	3.69
Forfeited	(400,676)	US$	12.69	(93,843)	US$	22.73
Exchange of share options due to privatization of TELUS International (Cda) Inc. (Note 28(b))	(4,952,052)	US$	6.03	—		—
Outstanding, end of period	—	US$	—	5,352,728	US$	6.53
Exercisable, end of period	—	US$	—	2,363,846	US$	9.32